ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable
Accrued payables	$ 110,267	$ 106,222
Accounts payable - trade	288,215	260,786
Total accounts payable	$ 398,482	$ 367,008